INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets, Net (Detail) - Internal-use Software [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 4,225	$ 4,199
Less: accumulated amortization	(4,225)	(4,194)
Intangible assets, net	$ 0	$ 5